Note 18 - Derivative Financial Instruments (Details) - Estimated Fair Value of Derivatives (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 18 - Derivative Financial Instruments (Details) - Estimated Fair Value of Derivatives [Line Items]
ALPHA	$ 20,000
SWAP Number 1 [Member] | ALPHA [Member]
Note 18 - Derivative Financial Instruments (Details) - Estimated Fair Value of Derivatives [Line Items]
ALPHA	20,000
ALPHA	7 years
ALPHA	Mar. 30, 2008
ALPHA	10.85%
ALPHA	$ (1,697)	$ (2,785)	[1]

[1]	The total value of the Company's interest rate swap arrangements as of December 31, 2012 was $5,811.